Provisions and other current liabilities (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Provisions for deductions from revenue [roll forward]
Provisions for deductions from revenue, at beginning of period	$ 7,004	$ 6,315	$ 6,732
Effects of currency translation and business acquisitions and divestments	348	(197)	68
Payments/utilizations	(24,944)	(19,829)	(16,703)
Adjustments of prior years charged to income statement	(389)	(315)	(206)
Current year income statement charge	25,818	21,157	17,798
Changes in provisions offset against gross trade receivables	(28)	(127)	41
Provisions for deductions from revenue, at end of period	$ 7,809	7,004	6,315
Discontinued operations [member]
Provisions for deductions from revenue [roll forward]
Provisions for deductions from revenue, discontinued operations, at beginning of period		$ 1,415
Provisions for deductions from revenue, discontinued operations, at end of period			$ 1,415